UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [X]; Amendment Number:  1
This Amendment (check only one):[ ] is a restatement.
                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLP
Address:  300 NIBCO Parkway
          Suite 301
          Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    TODD B. MARTIN

Title:   MANAGING PARTNER
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

/s/ Todd B. Martin                  Elkhart , IN                  5/04/09
-------------------             -------------------          -------------------
   [Signature]                      [City, State]                  [Date]



[Comments]
This amendment represents the omission of Garmin LTD (ORD shares) from the 12/31/08 filing.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  4,382

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                         FORM 13F INFORMATION TABLE

                                            VALUE      SH/    PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP    (x$1000)    PRN    CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------  --------------  ---------  --------  -------  ----  -------  --------  -------  ------  -----
GARMIN LTD.     ORD             G37260109    4,382   228,585        SOLE               223,605          4,980